Supplement to the

Fidelity® Series Emerging Markets Fund (FEMSX)

A Class of shares of Fidelity Series Emerging Markets Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

The following information supplements similar information found in the "Management Contract" section beginning on page 32.

The following table provides information relating to other accounts managed by Jim Hayes as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,330	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Series Emerging Markets ($987 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Series Emerging Markets beneficially owned by Mr. Hayes was none.

The following table provides information relating to other accounts managed by Jessamyn Larrabee as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,337	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 7	none	none

* Includes Series Emerging Markets ($987 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Series Emerging Markets beneficially owned by Ms. Larrabee was none.

The following table provides information relating to other accounts managed by Carolina Pierry as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,337	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 7	none	none

* Includes Series Emerging Markets ($987 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Series Emerging Markets beneficially owned by Ms. Pierry was none.

ILFB-10-01 January 19, 2010
1.881205.104

Supplement to the

Fidelity® International Small Cap Fund (FISMX) and Fidelity International Small Cap Opportunities Fund (FSCOX)

Fidelity International Small Cap Fund is a Class of shares of Fidelity International Small Cap Fund and Fidelity International Small Cap Opportunities Fund is a Class of shares of Fidelity International Small Cap Opportunities Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

The following information supplements the similar information found in the "Management Contract" section beginning on page 37.

The following table provides information relating to other accounts managed by Mr. Nicholls as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 748	none	$ 893
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 748	none	none

* Includes assets of International Small Cap managed by Mr. Nicholls ($127 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2009, the dollar range of shares of International Small Cap beneficially owned by Mr. Nicholls was none.

ISCB-10-01 January 19, 2010
1.782429.110

Supplement to the

Fidelity® Diversified International Fund Class F (FDVFX), Fidelity Europe Fund Class F (FEUFX), Fidelity Japan Fund Class F (FJPFX), Fidelity Overseas Fund Class F (FFOSX), Fidelity Series Emerging Markets Fund Class F (FEMFX), and Fidelity Southeast Asia Fund Class F (FSEFX)

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

The following information supplements similar information found in the "Management Contracts" section beginning on page 39.

The following table provides information relating to other accounts managed by Mr. Hayes as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,330	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Series Emerging Markets Fund ($987 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Series Emerging Markets Fund beneficially owned by Mr. Hayes was none.

The following table provides information relating to other accounts managed by Ms. Larrabee as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,337	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 7	none	none

* Includes Series Emerging Markets Fund ($987 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Series Emerging Markets Fund beneficially owned by Ms. Larrabee was none.

The following table provides information relating to other accounts managed by Ms. Pierry as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,337	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 7	none	none

* Includes Series Emerging Markets Fund ($987 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Series Emerging Markets Fund beneficially owned by Ms. Pierry was none.

F-COM10B-10-01 January 19, 2010
1.902959.102

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor Canada Fund	FACNX	FTCNX	FBCNX	FCCNX	FICCX
Fidelity Advisor China Region Fund	FHKAX	FHKTX	FHKBX	FCHKX	FHKIX
Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund	FMEAX	FEMTX	FEMBX	FEMCX	FIEMX
Fidelity Advisor Global Commodity Stock Fund	FFGAX	FFGTX	FFGBX	FCGCX	FFGIX
Fidelity Advisor International Discovery Fund	FAIDX	FTADX	FADDX	FCADX	FIADX
Fidelity Advisor International Growth Fund	FIAGX	FITGX	FBIGX	FIGCX	FIIIX
Fidelity Advisor International Small Cap Fund	FIASX	FTISX	FIBSX	FICSX	FIXIX
Fidelity Advisor International Small Cap Opportunities Fund	FOPAX	FOPTX	FOPBX	FOPCX	FOPIX
Fidelity Advisor International Value Fund	FIVMX	FIVPX	FIVNX	FIVOX	FIVQX
Fidelity Advisor Total International Equity Fund	FTAEX	FTTEX	FTBEX	FTCEX	FTEIX
Fidelity Advisor Worldwide Fund	FWAFX	FWTFX	FWBFX	FWCFX	FWIFX

Fidelity Advisor Canada Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Canada Fund; Fidelity Advisor China Region Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity China Region Fund; Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund; Fidelity Advisor Global Commodity Stock Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Global Commodity Stock Fund; Fidelity Advisor International Discovery Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Discovery Fund; Fidelity Advisor International Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Growth Fund; Fidelity Advisor International Small Cap Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Small Cap Fund; Fidelity Advisor International Small Cap Opportunities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Small Cap Opportunities Fund; Fidelity Advisor International Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Value Fund; Fidelity Advisor Total International Equity Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Total International Equity Fund; and Fidelity Advisor Worldwide Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Worldwide Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

The following information supplements the similar information found in the "Management Contract" section beginning on page 60.

The following table provides information relating to other accounts managed by Mr. Nicholls as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 748	none	$ 893
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 748	none	none

* Includes assets of International Small Cap managed by Mr. Nicholls ($127 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2009, the dollar range of shares of International Small Cap beneficially owned by Mr. Nicholls was none.

ACOM10AB-10-01 January 19, 2010
1.893757.101